Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes
Income Taxes

15. Income Taxes

Income Taxes (Benefits)

Our income taxes (benefits) were as follows:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Current income taxes (benefits):
U.S. federal	$45.8	$(142.9)	$96.8
State	19.1	21.7	11.4
Total current income taxes (benefits)	64.9	(121.2)	108.2
Deferred income taxes (benefits):
U.S. federal	(141.0)	1,231.7	87.9
State	(11.3)	(4.5)	0.5
Total deferred income taxes (benefits)	(152.3)	1,227.2	88.4
Income taxes (benefits)	$(87.4)	$1,106.0	$196.6

Our income before income taxes was as follows:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Domestic	$149.2	$5,785.5	$1,512.7
Total income before income taxes	$149.2	$5,785.5	$1,512.7

Effective Income Tax Rate

Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate was as follows:

	For the year ended December 31,
	2023	2022	2021
U.S. corporate income tax rate	21%	21%	21%
Dividends received deduction	(47)	(1)	(5)
Tax credits	(40)	(1)	(3)
Interest exclusion from taxable income	(15)	—	(1)
Impact of equity method presentation	(3)	—	—
Employee compensation	(2)	—	—
Other postretirement employee benefits redesignation	(2)	—	—
Low income housing tax credit amortization	24	—	—
State income taxes	4	—	—
Nondeductible expenses	2	—	—
Other	(1)	—	1
Effective income tax rate	(59)%	19%	13%

Unrecognized Tax Benefits

Our changes in unrecognized tax benefits were as follows:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Balance at beginning of period	$40.6	$43.9	$45.8
Additions based on tax positions related to the current year	0.3	—	1.3
Reductions for tax positions related to the current year	(3.2)	(3.3)	(3.2)
Balance at end of period (1)	$37.7	$40.6	$43.9
(1)	Our 2023 effective income tax rate would not be impacted if unrecognized tax benefits were recognized. We recognize interest and penalties related to uncertain tax positions in operating expenses within the consolidated statements of operations.

As of December 31, 2023 and 2022, we had recognized $1.7 million and $1.4 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively. We do not believe there is a reasonable possibility the total amount of the unrecognized tax benefits will significantly increase or decrease in the next twelve months considering recent settlements and the status of current and pending Internal Revenue Service (“IRS”) examinations.

Net Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Our significant components of net deferred income taxes were as follows:

	December 31,
	2023	2022

	(in millions)
Deferred income tax assets:
Net unrealized losses on available-for-sale securities	$1,098.3	$1,611.9
Net operating and capital loss carryforwards	42.9	—
Tax credit carryforwards	64.2	65.8
Employee benefits	30.0	26.4
Intangible assets	42.2	17.6
Other deferred income tax assets	8.5	—
Gross deferred income tax assets	1,286.1	1,721.7
Valuation allowance	(12.0)	(12.3)
Total deferred income tax assets	1,274.1	1,709.4
Deferred income tax liabilities:
Deferred acquisition costs	(622.5)	(655.6)
Investments, including derivatives	(210.1)	(187.6)
Funds withheld embedded derivative	(488.5)	(767.1)
Real estate	(136.7)	(140.0)
Insurance liabilities	(1,165.6)	(1,011.9)
Gain on sale of discontinued operations (1)	(174.5)	(182.1)
Other deferred income tax liabilities	—	(51.1)
Total deferred income tax liabilities	(2,797.9)	(2,995.4)
Total net deferred income tax liabilities	$(1,523.8)	$(1,286.0)

(1)	Represents a deferred intercompany gain on the sale of PGI LLC to PFS, which was allocated to stockholder's equity as the result of a taxable common control transaction on the standalone financials of the transferring entity.

Our net deferred income taxes by jurisdiction were as follows:

	December 31,
	2023	2022

	(in millions)
Deferred income tax assets:
State	$17.2	$10.9
Net deferred income tax assets	17.2	10.9
Deferred income tax liabilities:
U.S. federal	(1,541.0)	(1,296.9)
Net deferred income tax liabilities	(1,541.0)	(1,296.9)
Total net deferred income tax liabilities	$(1,523.8)	$(1,286.0)

In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the deferred income tax asset are tax credit carryforwards available to offset future taxable income or income taxes. As of December 31, 2023 and 2022, we had tax credit carryforwards for U.S. federal income tax purposes of $64.2 million and $65.8 million, respectively. The federal tax credit carryforwards, if unused, will expire in 2042. As of December 31, 2023, these carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax asset.

As of December 31, 2023 and 2022, state net operating loss carryforwards were $178.5 million and $0.3 million, respectively, and will expire between 2032 and 2040. As of December 31, 2023, all accumulated state net operating loss carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets. As of December 31, 2023 and 2022, valuation allowances of $12.0 million and $12.3 million, respectively, had been recorded against the income tax benefits associated primarily with net unrealized capital losses on benefit plan trusts.

Effects of Tax Legislation

The Inflation Reduction Act of 2022 (“IRA 2022”) was enacted by the U.S. government on August 16, 2022. The IRA 2022 implements a new corporate alternative minimum tax (“CAMT”) effective January 1, 2023. We are an “Applicable Corporation,” which requires computation of the U.S. federal income tax liability under two systems, the U.S. regular corporate tax (“RCT”) and the CAMT. Although the CAMT may apply in any given year when tentative minimum tax (“TMT”) exceeds the RCT liability, as a “prepayment” the CAMT generates a corresponding alternative minimum tax credit (“AMTC”). The AMTC is accounted for as a deferred tax asset (“DTA”) with an indefinite carryover life recoverable in years when the RCT liability exceeds TMT. Our tax sharing agreement with PFG was amended in 2023 to allocate the CAMT exclusively to PFS.

The tax accounting consequences of a change in tax law is required to be recognized in the period legislation is enacted. Generally, a company is also required to consider the impact of new tax law on realizability of its DTAs, including determination of whether a change to its valuation allowance amounts is necessary. We made an accounting policy election to disregard our CAMT status when evaluating DTAs under the RCT system associated with the IRA 2022.

Other Tax Information

Income tax returns are filed in U.S. federal jurisdiction as well as various states where we and one or more of our subsidiaries conduct business. Although determined by jurisdiction, with few exceptions our tax uncertainties relate primarily to U.S. federal income tax matters. The IRS has completed examination of our consolidated U.S. federal income tax returns for years prior to 2013 and did not exam 2013 and 2014. IRS claims for refund for tax years 2004 through 2008, following settlement of a partnership matter with the Department of Justice in March 2019, were finalized in 2020 and have been received in full as of December 31, 2021. IRS claims for refund filed for tax years 2006 through 2008 were received in September 2020. In 2019, an IRS 30-day letter on examination of tax years 2009 through 2012 was received, the proposed adjustments found acceptable, and associated tax settlements subsequently occurred in 2020 prior to expiration of the extended statute of limitations. As of December 31, 2023 and 2022, we had $(141.0) million and $20.7 million, respectively, of current income tax receivables (payables) associated with outstanding audit issues.

The U.S. federal statute of limitations has expired for years prior to 2015. The IRS is currently auditing our U.S. federal income tax returns for tax years 2015-2018 and 2019-2022. The statutes remain open through normal statute extensions. We do not expect the results of these audits, subsequent related adjustments or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.

We believe we have adequate defenses against, or sufficient provisions for, contested issues, but final resolution could take several years depending on whether legal remedies are pursued. Consequently, we do not believe issues that might arise in tax years subsequent to 2014 will have a material impact on our net income.